Disclosure of detailed information about non-capital losses (Details)	Dec. 31, 2017 CAD ($)
Statement [Line Items]
Non capital losses	$ 23,714,000
2026 [Member]
Statement [Line Items]
Non capital losses	6,000
2027 [Member]
Statement [Line Items]
Non capital losses	16,000
2028 [Member]
Statement [Line Items]
Non capital losses	533,000
2029 [Member]
Statement [Line Items]
Non capital losses	863,000
2031 [Member]
Statement [Line Items]
Non capital losses	2,080,000
2032 [Member]
Statement [Line Items]
Non capital losses	2,290,000
2033 [Member]
Statement [Line Items]
Non capital losses	39,000
2034 [Member]
Statement [Line Items]
Non capital losses	3,908,000
2035 [Member]
Statement [Line Items]
Non capital losses	4,356,000
2036 [Member]
Statement [Line Items]
Non capital losses	3,583,000
2037 [Member]
Statement [Line Items]
Non capital losses	$ 6,040,000